Intangible Assets, Net	12 Months Ended
Feb. 28, 2021
Intangible Assets Net Excluding Goodwill [Abstract]
Intangible Assets, Net

5.INTANGIBLE ASSETS, NET

Intangible assets, net, consisted of the following:

	As of
	February 29, 2020	February 28, 2021
	RMB	RMB	USD
Trade name	37,400	37,400	5,778
Student base and customer relationship	7,940	7,940	1,227
School cooperation agreements	1,000	1,000	154
Non-compete agreements	670	670	104
Purchased software	322	322	50
License	—	302	46
Total	47,332	47,634	7,359
Less: accumulated amortization	7,763	9,712	1,500
accumulated impairment losses	30,804	30,804	4,759
Intangible assets, net	8,765	7,118	1,100

For the years ended February 28, 2019, February 29, 2020 and February 28, 2021, amortization expenses were RMB3,435, RMB4,328 and RMB1,949(US$301), respectively. As of February 28, 2021, estimated amortization expense of the existing intangible assets for each of the next five years ending February 28, 2026 and thereafter is RMB1,942, RMB1,241, RMB949, RMB756, RMB756 and RMB1,474.

The Group recorded impairment loss for intangible assets of nil, RMB30,804 and nil for the years ended February 28, 2019, February 29, 2020 and February 28, 2021, respectively. The impairment arose from the adverse impact that COVID-19 has had on the Group's operation forecast attributable to the intangible assets acquired in business combination in the fiscal year 2020.